Revenues	6 Months Ended
Jun. 30, 2018
Revenues [Abstract]
REVENUES

NOTE 4: - REVENUES

The most significant impact of the standard on the Company’s financial statements relates to differences in timing of revenue recognition under the new standard as disclosed in the tables below.

The cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2018 for the adoption of ASC Topic 606-10 were as follows:

	Balance as of December 31, 2017	Adjustments following the adoption of ASC 606	Balance as of January 1, 2018
		Unaudited	Unaudited
Deferred revenue and advances from customers	$(2,601)	$80	$(2,521)
Trade receivables, net	20,266	233	20,499
Other accounts receivable and prepaid expenses	2,685	24	2,709
Accumulated deficit	$53,203	$(337)	$52,866

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on the Company’s consolidated statements of operations, cash flows, and balance sheets were as follows:

	Six months ended June 30, 2018 (Unaudited)
	As reported	Balances before adoption of ASC 606	Effect of change
Statements of operations
Revenues - Products and related services	$11,842	$10,911	$931
Revenues - Warranty and support	3,797	3,802	(5)
Cost of revenues - Products and related services	3,362	3,328	34
Sales and marketing, net	6,324	6,221	103
General and administrative	1,990	1,972	18
Net income	1,079	308	771
Earnings per share
Basic	0.08	0.02	0.06
Diluted	0.08	0.02	0.06

Cash flows
Net income	1,079	308	771
Changes in assets and liabilities:
Trade receivables, net	6,050	6,617	(567)
Other account receivables and prepaid expenses	(118)	(155)	37
Employees and payroll accruals	8	(46)	54
Other accounts payables and accrued expenses	(817)	(881)	64
Deferred revenue and advances from customers	(1,395)	(1,036)	(359)

	June 30, 2018 (Unaudited)
	As reported	Balances before adoption of ASC 606	Effect of change
Balance sheets
Trade receivables, net	$14,393	$13,593	$800
Other accounts receivable and prepaid expenses	2,635	2,648	(13)
Employees and payroll accruals	(4,052)	(3,998)	(54)
Deferred revenues and advances from customers	(1,021)	(1,560)	539
Other accounts payable and accrued expenses	(2,275)	(2,211)	(64)
Deferred revenues – long term	(100)	-	(100)
Accumulated deficit	51,787	52,895	(1,108)

The following table presents the significant changes in the deferred revenue balance during the six months ended June 30, 2018:

Six months ended June 30, 2018 (Unaudited)
Balance, beginning of the period	$2,622
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	1,051
Reclassification to revenue as a result of satisfying performance obligation	(2,472)
Balance, end of the period	1,121
Less: long-term portion of deferred revenue	(100)

Current portion, end of the period	$1,021

On June 30, 2018, we had $16,221 of remaining performance obligations not yet satisfied or partly satisfied related to our revenues. We expect to recognize approximately 58% of this amount as revenues during the next 12 months and the rest thereafter.